Other Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net:
Property and equipment, gross	$ 449,052	$ 449,862
Less: Accumulated depreciation	(195,873)	(187,016)
Property and equipment, net	253,179	262,846
Office building
Property and equipment, net:
Property and equipment, gross	194,936	197,337
Office building related facilities
Property and equipment, net:
Property and equipment, gross	3,268	3,308
Computers and equipment
Property and equipment, net:
Property and equipment, gross	218,446	217,335
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	18,131	17,328
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	11,529	11,558
Other
Property and equipment, net:
Property and equipment, gross	$ 2,742	$ 2,996